As filed with the Securities and Exchange Commission on August 30, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland
, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland
, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 – June 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

Lisanti Small
Cap Growth Fund
Semi Annual Report
June 30, 2023
(Unaudited)

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2023
1
Dear Shareholder,
For the time period January 1, 2023-June 30, 2023, the Lisanti Small Cap Growth Fund underperformed its benchmark, the Russell 2000 Growth Index. The Energy, Financials and Consumer Staples sectors were of benefit to the portfolio, while the Health Care, Information Technology and Industrials sectors were of detriment to the portfolio. While small caps have had better performance during the first half of 2023, the trends seen in the back half of 2022 continued in the first half of 2023, with lower valuation, higher yielding stocks outperforming their growthier brethren—those with high Return on Invested Capital and high quality characteristics (source: Furey Research Partners, Bloomberg, FactSet). Unlike the first half of the year, the back half of 2022 saw a bit more differentiation among companies. However, pressures on companies that missed earnings or underperformed on any metric continued to be quite intense, and certain sectors—mainly those that were higher growth, with concurrent higher relative valuations—continued to see significant volatility. We benefitted from our investment in semiconductor equipment stocks that focus on new semiconductor materials, such as silicon carbide (SiC) and idiosyncratic growth companies in disparate areas, such as e.l.f. Beauty which grew earnings strongly as a result of gaining market share in lower priced cosmetics, and Tecnoglass, a smaller window manufacturer with a cost advantage over its rivals which has enabled it to gain share. Our focus on insurers in Financials and several smaller growth companies in the
Consumer Staples sector was also of benefit to the Fund.
Health Care remains the most difficult area and was of greatest detriment to the Fund. The combination of higher valuation in medical devices and the unevenness of the recovery in surgeries has created extreme volatility both in earnings and in stock prices; while it appears at this moment that the volume of procedures continues to recover, we remain concerned about valuation and lack of positive earnings for most of the sector. While we were overweight or market weight the sector for the first part of the year, we are currently underweight and intend to remain underweight due to the concerns above. Healthcare has been problematic for more than a year, due to higher valuations and lack of positive earnings; this makes it extremely difficult for growth investors, as healthcare historically has been a ”defensive” sector, holding up better as the economy slows. However, given the Inflation Reduction Act (the IRA) and the increasing cost pressures on hospitals and on drug prices from the IRA and the Center for Medicare and Medicaid Services (CMS), we
are concerned that the sector may be under pressure for the foreseeable future. We believe this makes biotech/pharma particularly problematic, since those companies tend to have valuations focused far in the future. Since biotech/pharma is a significant percentage of the Index (we estimate slightly over 13% as of the end of June, 2023, based on Bloomberg analytics), we find it difficult to be market weight Healthcare.
We continued to increase our weighting in energy, focused on international drillers, which are benefiting from industry consolidation and an increase in global activity.
The level of underperformance relative to the benchmark is rare for us and is typically only seen at the end of severe corrections or towards market bottoms—2008-2009 was the last period in which this occurred.
Having said that, we have examined every aspect of our investment process and continue to tighten our research focus. The majority of our underperformance in the first half of the year was driven by stock selection; almost half of those were healthcare issuers. The remainder were sprinkled among other sectors

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2023
2
but the common thread was that any earnings miss or “guide down” in terms of future outlook was punished severely. While this is a relatively new phenomenon, we believe this trend may continue as long as the economy remains choppy and interest rates remain at higher levels. Thus, we are extremely focused on identifying and avoiding those companies whose fundamentals may be at risk, through our research process.
Our investment process is forward looking; that is because we believe, when one invests in publicly traded smaller growth companies, their ultimate value depends upon their future—what they will become—as much as it does what they are now, in the present. It is their ability to drive earnings growth and returns in investment above the rate at which the typical public company can grow, that drives their stock prices and their ultimate value on the public markets. We believe that when investors grow fearful of the future—
particularly when that fear is driven by, in part, concerns over an economic downturn—investors discount future earnings estimates, and are unwilling to pay premiums for a future that appears uncertain. Thus, the two main fundamental drivers of our investment process don’t work as well, during those periods.
Additionally, our investment discipline pushes us to identify companies whose stocks, we believe, are mispriced relative to their growth prospects. Thus, as we move through the latter stages of a significant decline, we focus on identifying the companies that can withstand the economic slowdown and come out of it positioned to accelerate their growth and profitability. Our investment process can sometimes cause us to be a bit early in identifying those companies—again, because we are looking forward-- and investing in them, during significant stock declines—and this can add to the performance issues in the short term, although we believe it is of benefit in the longer term.
We believe there will be wide disparity in individual companies’ ability to manage through this slowdown. We are focused on several elements that we believe will create a higher probability of successfully navigating and emerging from the slowdown strongly positioned to grow: the ability to raise prices; the presence of internal growth drivers—such as new products, new areas of business, or the ability to increase the value of the service or product the company offers to its end customers. As always, with a fundamentally driven process, the key is in the details of how the company grows, and how it plans to grow. We are extremely focused on identifying those details and putting them through the filter of our experience, to make a judgement about how likely the company is to successfully navigate the economic backdrop.
While great debate continues about the prospects of an economic slowdown/recession, and the timing of such, we believe that while the economy may avoid a recession there will continue to be many cross currents.
These cross currents create both headwinds and tailwinds. Our process seeks to identify these tailwinds and avoid the headwinds; we call these tailwinds and headwinds “themes”. Leaving aside the cyclical economic issues, we believe that secular challenges will remain, which may cause growth to be slower, or more volatile, than in the past. We believe that we are in the midst of multiple transitions:

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2023
3
As a result of all of these transitions described above, we believe we are in an investment backdrop that has secularly higher inflation, secularly higher interest rates, and secularly slower growth than the world before the pandemic. This is not necessarily a bad thing—we believe there will still be opportunities to provide alpha for investors—but it does imply that investors must think a bit differently about opportunity and risk in the future. We believe it is particularly important in this backdrop to identify the threads of growth and the tailwinds that are driving the economy forward. We believe our thematic work will be increasingly important in identifying pockets of growth and companies that are benefitting from these tailwinds. The portfolio is currently positioned as follows:
• A generational transition with employment, as the baby boomers retire and the millennials and the generations after them become more of a force in the workplace. As we know, they have different requirements from the workplace and different values from previous generations and that will transform the way we work, in some cases, permanently. Those changes may challenge commercial real estate and municipal and state tax bases.
• A transition from one source of energy (fossil fuels) to multiple sources of energy, including
“clean energy”. This could cause major new infrastructure to arise, as we transition to electric, to hydrogen, and potentially to smaller nuclear reactors to replace the declining fossil fuel energy complex. While this creates increased costs, it also creates significant opportunities.
We have seen some of the potential of that change as we begin to move electric vehicles into the mainstream; there is more to come as we begin to transition our real estate infrastructure to cleaner forms of energy over the next decade.
• A restructuring of supply chains, to reflect the increased uncertainty in the world, and the cost of being halfway around the world from end markets. In a world where political tensions were minimized, being truly global with supply chains was a strong positive. In a world where political tensions are rising, we see many companies rethinking that strategy. Restructuring supply chains will be an expensive but necessary undertaking and will take a decade or longer to complete. Again, as with the energy transition, it will give rise to both risks and opportunities.
• Overweight Industrials with a focus on companies benefitting from Aerospace/defense cycle, government spending, automation, artificial intelligence, and electric vehicles/alternative energy.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2023
4
We look for companies that have three components: strong secular trends driving their growth (secular growth stocks); companies that are able to drive growth through their own internal initiatives (structural growth stocks); and those companies that are in the midst of operational improvements/turnarounds
(transformational growth). We believe this focus is much more important than “value” or “growth” moniker, as the market continues the transition to what we believe will be an earnings driven, fundamentally focused environment.
• Underweight Healthcare—focused on select biopharma companies (in areas that we think can avoid pricing pressure, such as narcolepsy) with strong new product pipelines, healthcare service companies that lower costs and provide critical services, and select medtech companies that lower costs and improve outcomes in areas that are “must do” as opposed to “nice to do”.
• Overweight Consumer—focused on companies that are focused on improving operating metrics to grow earnings and cash flow; companies with distinct products and strong value proposition for the consumer with their goods or services, and those that should see margin relief this year as freight costs and commodity costs decline.
• Overweight Consumer Staples with a focus on specialty growth companies that can take price and gain market share.
• Overweight Technology with a focus on new generation semiconductors such as silicon carbide,
Industrial Automation, AI, very select software companies that lower costs and improve productivity, and companies that are tied to alternative energy (electric vehicles, solar, etc.).
• Underweight financials due to concerns over credit quality; focused on those companies that benefit from rising rates and can take price.
• Market weight Energy with a focus on oil services, particularly international.
• Underweight communications services, real estate and utilities.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2023
5
We continue to work hard on your behalf; we thank you for your investment in the Fund.
Sincerely,
Mary Lisanti, CFA
President & Portfolio Manager
IMPORTANT RISKS AND DISCLOSURES
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The
Fund invests in smaller companies, which carry greater risk than is associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general. Investments in technology companies are vulnerable to factors affecting that sector, such as dependency on consumer and business acceptance as new technology evolves. Investments in the Industrial sector can be significantly affected by business cycle fluctuations, worldwide economy growth, government and corporate spending and others. Investments in Health-Care companies may be affected by government regulations and government health-care programs, changes in the cost of medical products and services, limited product lines, product liability claims, and patent protection, among other factors.
The views in this report were those of the Fund manager as of June 30, 2023, and may not necessarily reflect her views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.
Although the Fund manager believes she has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. All current and future holdings of the Fund are subject to risk and are subject to change.

Lisanti Small Cap Growth Fund
PERFORMANCE CHART AND ANALYSIS
June 30, 2023
6
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Lisanti Small Cap Growth Fund (the”Fund”) compared with the performance of the benchmark, Russell 2000
Growth Index (“Russell 2000 Growth”), over the past ten fiscal years. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Lisanti Small Cap Growth Fund vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be
lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 441-7031. As stated in the
Fund’s prospectus, the annual operating expense ratio (gross) is 1.67%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35%, through April 30, 2024
(the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended June 30, 2023 One Year Five Year Ten Year
Lisanti Small Cap Growth Fund 5.6 3% 4.3 7% 9.2 8%
Russell 2000 Growth Index 18.53% 4.22% 8.83%

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2023
7
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 98.6%
Communication Services - 2.1%
31,840 Integral Ad Science Holding
Corp.
(a)
$ 572,483
48,495 Magnite, Inc.
(a)
661,957
1,234,440
Consumer Discretionary - 13.5%
17,530 Abercrombie & Fitch Co.
(a)
660,530
9,830 Boot Barn Holdings, Inc.
(a)
832,503
6,765 Kura Sushi USA, Inc.
(a)
628,807
23,425 Life Time Group Holdings, Inc.
(a)
460,770
4,460 Meritage Homes Corp. 634,524
27,965 Norwegian Cruise Line Holdings,
Ltd.
(a)
608,798
12,670 Red Rock Resorts, Inc., Class A 592,703
10,465 Shake Shack, Inc.
(a)
813,340
14,990 Taylor Morrison Home Corp.,
Class A
(a)
731,062
2,680 Texas Roadhouse, Inc. 300,910
3,715 TopBuild Corp.
(a)
988,264
3,080 Wingstop, Inc. 616,493
12,800 Xponential Fitness, Inc., Class A
(a)
220,800
8,089,504
Consumer Staples - 6.3%
6,320 Celsius Holdings, Inc.
(a)
942,881
1,595 Duolingo, Inc.
(a)
227,989
11,500 elf Beauty, Inc.
(a)
1,313,645
30,840 Sovos Brands, Inc.
(a)
603,231
25,275 The Vita Coco Co., Inc.
(a)
679,139
3,766,885
Energy - 1.5%
55,885 TechnipFMC PLC
(a)
928,809
Financials - 4.3%
16,350 AvidXchange Holdings, Inc.
(a)
169,713
23,225 Flywire Corp.
(a)
720,904
2,110 Kinsale Capital Group, Inc. 789,562
23,155 Skyward Specialty Insurance
Group, Inc.
(a)
588,137
10,480 The Bancorp, Inc.
(a)
342,172
2,610,488
Health-Care - 5.9%
2,300 Axonics, Inc.
(a)
116,081
4,760 Axsome Therapeutics, Inc.
(a)
342,054
7,680 Harmony Biosciences Holdings,
Inc.
(a)
270,259
9,345 Intra-Cellular Therapies, Inc.
(a)
591,725
2,360 Krystal Biotech, Inc.
(a)
277,064
13,045 TG Therapeutics, Inc.
(a)
324,038
4,820 TransMedics Group, Inc.
(a)
404,784
Shares Security Description Value
Health-Care - 5.9% (continued)
5,880 Vaxcyte, Inc.
(a)
$ 293,647
23,995 Vericel Corp.
(a)
901,492
3,521,144
Health-Care Equipment & Services - 12.3%
62,760 Alphatec Holdings, Inc.
(a)
1,128,425
2,225 CONMED Corp. 302,355
1,925 Inspire Medical Systems, Inc.
(a)
624,932
6,685 Lantheus Holdings, Inc.
(a)
561,005
5,635 Merit Medical Systems, Inc.
(a)
471,311
22,340 NeoGenomics, Inc.
(a)
359,004
8,630 PROCEPT BioRobotics Corp.
(a)
305,070
8,260 RxSight, Inc.
(a)
237,888
6,600 Schrodinger, Inc./U.S.
(a)
329,472
2,040 Shockwave Medical, Inc.
(a)
582,236
8,425 SI-BONE, Inc.
(a)
227,307
19,905 Surgery Partners, Inc.
(a)
895,526
23,935 Tactile Systems Technology, Inc.
(a)
596,700
25,090 Treace Medical Concepts, Inc.
(a)
641,802
635 UFP Technologies, Inc.
(a)
123,095
7,386,128
Industrials - 25.8%
2,715 Advanced Energy Industries, Inc. 302,587
4,400 Applied Industrial Technologies,
Inc. 637,252
11,155 Arcosa, Inc. 845,214
5,915 Beacon Roofing Supply, Inc.
(a)
490,827
5,320 Chart Industries, Inc.
(a)
850,083
2,905 Comfort Systems USA, Inc. 477,001
10,625 Construction Partners, Inc.
(a)
333,519
29,790 Fluence Energy, Inc.
(a)
793,605
5,530 FTAI Aviation, Ltd. 175,080
10,790 Huron Consulting Group, Inc.
(a)
916,179
5,050 John Bean Technologies Corp. 612,565
4,035 Kirby Corp.
(a)
310,493
16,085 Kornit Digital, Ltd.
(a)
472,416
58,520 Kratos Defense & Security
Solutions, Inc.
(a)
839,177
10,290 Montrose Environmental Group,
Inc.
(a)
433,415
3,560 MYR Group, Inc.
(a)
492,490
13,715 NEXTracker, Inc., Class A
(a)
545,994
2,265 Saia, Inc.
(a)
775,559
4,650 SiteOne Landscape Supply, Inc.
(a)
778,224
14,180 SPX Technologies, Inc.
(a)
1,204,874
27,615 Tecnoglass, Inc. 1,426,591
11,565 Terex Corp. 691,934
22,630 The AZEK Co., Inc.
(a)
685,463
14,895 Xometry, Inc., Class A
(a)
315,476

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2023
8
See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Industrials - 25.8% (continued)
2,015 XPO, Inc.
(a)
$ 118,885
15,524,903
Information Technology - 24.2%
14,945 Aehr Test Systems
(a)
616,481
5,045 Axcelis Technologies, Inc.
(a)
924,900
5,945 Belden, Inc. 568,639
2,550 Blackbaud, Inc.
(a)
181,509
8,295 Cerence, Inc.
(a)
242,463
10,400 Credo Technology Group Holding,
Ltd.
(a)
180,336
7,170 Digi International, Inc.
(a)
282,426
16,360 DoubleVerify Holdings, Inc.
(a)
636,731
40,875 Extreme Networks, Inc.
(a)
1,064,794
2,280 Fabrinet
(a)
296,126
39,615 Harmonic, Inc.
(a)
640,575
54,535 indie Semiconductor, Inc.,
Class A
(a)
512,629
12,435 Intapp, Inc.
(a)
521,151
3,265 Manhattan Associates, Inc.
(a)
652,608
8,975 Napco Security Technologies, Inc. 310,984
85,105 Navitas Semiconductor Corp.
(a)
897,007
19,455 nLight, Inc.
(a)
299,996
6,735 Onto Innovation, Inc.
(a)
784,425
13,495 PDF Solutions, Inc.
(a)
608,624
6,670 Power Integrations, Inc. 631,449
14,120 PROS Holdings, Inc.
(a)
434,896
8,510 Rambus, Inc.
(a)
546,087
8,810 Shift4 Payments, Inc., Class A
(a)
598,287
15,305 Sprout Social, Inc., Class A
(a)
706,479
5,575 SPS Commerce, Inc.
(a)
1,070,735
1,255 Super Micro Computer, Inc.
(a)
312,809
14,523,146
Materials - 2.7%
6,335 ATI, Inc.
(a)
280,197
6,155 Carpenter Technology Corp. 345,480
22,020 Livent Corp.
(a)
604,009
11,165 Summit Materials, Inc., Class A
(a)
422,595
1,652,281
Total Common Stock (Cost $53,237,152) 59,237,728
Shares Security Description Value
Money Market Fund - 1.4%
817,843 First American Treasury
Obligations Fund,
Class X, 5.04%
(b)
(Cost $817,843) 817,843
Shares Security Description Value
Investments, at value - 100.0% (Cost
$54,054,995) $ 60,055,571
Other Assets & Liabilities, Net - 0.0% 18,853
Net Assets - 100.0% $ 60,074,424
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of June 30,
2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 60,055,071
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 60,055,571
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 2.1%
Consumer Discretionary 13.5%
Consumer Staples 6.3%
Energy 1.5%
Financials 4.3%
Health-Care 5.9%
Health-Care Equipment & Services 12.3%
Industrials 25.8%
Information Technology 24.2%
Materials 2.7%
Money Market Fund 1.4%
100.0%

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023
9
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $54,054,995) $ 60,055,571
Receivables:
Fund shares sold 134,826
Investment securities sold 4,628,854
Dividends 7,573
Prepaid expenses 16,090
Total Assets
64,842,914
LIABILITIES
Payables:
Investment securities purchased 4,622,159
Fund shares redeemed 62,916
Accrued Liabilities:
Investment adviser fees 27,042
Fund services fees 12,621
Other expenses 43,752
Total Liabilities
4,768,490
NET ASSETS
$ 60,074,424
COMPONENTS OF NET ASSETS
Paid-in capital $ 83,538,762
Accumulated loss (23,464,338)
NET ASSETS
$ 60,074,424
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 3,520,598
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 17.06

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2023
10
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 98,140
Interest income 4
Total Investment Income
98,144
EXPENSES
Investment adviser fees 288,575
Fund services fees 115,245
Shareholder service fees 60,753
Custodian fees 3,813
Registration fees 11,133
Professional fees 20,910
Trustees' fees and expenses 2,990
Other expenses 35,614
Total Expenses 539,033
Fees waived
(130,734)
Net Expenses
408,299
NET INVESTMENT LOSS
(310,155)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 1,993,833
Net change in unrealized appreciation (depreciation) on investments
2,732,566
NET REALIZED AND UNREALIZED GAIN
4,726,399
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 4,416,244

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
11
See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2023
For the Year
Ended
December 31,
2022
OPERATIONS
Net investment loss $ (310,155) $ (774,134)
Net realized gain (loss) 1,993,833 (30,199,467)
Net change in unrealized appreciation (depreciation) 2,732,566 (12,386,669)
Increase (Decrease) in Net Assets Resulting from Operations
4,416,244 (43,360,270)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (1,685,297)
CAPITAL SHARE TRANSACTIONS
Sale of shares 7,396,704 45,579,915
Reinvestment of distributions – 1,255,349
Redemption of shares
(12,213,008) (46,428,689)
Redemption fees
– 2,141
Increase (Decrease) in Net Assets from Capital Share Transactions
(4,816,304) 408,716
Decrease in Net Assets
(400,060) (44,636,851)
NET ASSETS
Beginning of Period
60,474,484 105,111,335
End of Period
$ 60,074,424 $ 60,474,484
SHARE TRANSACTIONS
Sale of shares 451,711 2,269,859
Reinvestment of distributions – 75,626
Redemption of shares
(749,713) (2,577,880)
Decrease in Shares
(298,002) (232,395)

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
12
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
June 30, 2023
For the Years Ended December 31,
2022 2021 2020 2019 2018
NET ASSET VALUE,
Beginning of Period
$ 15.84 $ 25.95 $ 30.96 $ 21.76 $ 17.71 $ 18.81
INVESTMENT OPERATIONS
Net investment loss (a) (0.08) (0.17) (0.38) (0.28) (0.25) (0.21)
Net realized and
unrealized gain (loss)
1.30 (9.51) 3.32 11.66 4.78 (0.12)
Total from Investment
Operations
1.22 (9.68) 2.94 11.38 4.53 (0.33)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (0.43) (7.95) (2.18) (0.48) (0.77)
Total Distributions to
Shareholders
– (0.43) (7.95) (2.18) (0.48) (0.77)
REDEMPTION FEES(a)
– 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 17.06 $ 15.84 $ 25.95 $ 30.96 $ 21.76 $ 17.71
TOTAL RETURN
7.70%(c) (37.37)% 10.69% 52.85% 25.62% (1.90)%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period
(000s omitted) $ 60,076 $ 60,474 $ 105,111 $ 82,925 $ 50,637 $ 33,801
Ratios to Average Net
Assets:
Net investment loss (1.02)%(d) (0.91)% (1.14)% (1.17)% (1.20)% (1.02)%
Net expenses 1.34%(d) 1.34% 1.35% 1.35% 1.35% 1.37%
Gross expenses (e) 1.77%(d) 1.67% 1.61% 1.78% 1.98% 2.32%
PORTFOLIO TURNOVER
RATE 213%(c) 347% 264% 314% 252% 220%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
13
Note 1. Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the
Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
14
Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time **** VARIABLE of_that is not defined **** the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2023, for the Fund’s investments is included in the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
15
declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2023, there are no uncertain tax positions that would require financial statement recognition, derecognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.
Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
16
Distribution – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba
ACA Group) (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman).
The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2024. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may only be raised or eliminated with the consent of the Board and voluntary fee waivers may be reduced or eliminated at any time. For the period ended June 30, 2023 , fees waived were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 114,128 $ 16,606 $ 130,734

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
17
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2023, totaled $124,137,756 and $128,830,879, respectively.
Note 6. Federal Income Tax
As of June 30, 2023 , the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation consists of:
As of December 31, 2022, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.
For the year ended December 31, 2022, the Fund had $29,557,382 in short term capital loss carry forwards that have no expiration date.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Gross Unrealized Appreciation $ 6,670,903
Gross Unrealized Depreciation (670,327)
Net Unrealized Appreciation $ 6,000,576
Capital and Other Losses
$ (29,557,382)
Unrealized Appreciation
1,676,800
Total
$ (27,880,582)

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION
June 30, 2023
18
Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund, a series of Forum Funds. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Fund as of and for the fiscal years ended December
31, 2021 and December 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended
December 31, 2021 and December 31, 2022, and during the subsequent interim period through March 9,
2023, (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period, and (ii)
there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities
Exchange Act of 1934, as amended.
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange
Commission stating that it agrees with the above statements. A copy of this letter is filed as an exhibit to
Form N-CSR.
On March 17, 2023, the Audit Committee of the Board also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending December
31, 2023.
During the fiscal years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through March 17, 2023, neither the Trust, nor anyone acting on its behalf, consulted with
Cohen on behalf of the of Fund regarding the application of accounting principles to a specified transaction
(either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either, (i) the subject of a “disagreement,” as defined in Item 304(a)(1)
(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)
(v) of Regulation S-K.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800)
441-7031 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 441-7031 and on the SEC’s website at www.sec.gov.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION
June 30, 2023
19
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION
June 30, 2023
20
Beginning
Account Value
January 1, 2023
Ending
Account Value
June 30, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,077.01 $ 6.90 1.34%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.15 $ 6.71 1.34%
*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
777 Third Avenue, 14th Floor
New York, NY 10017
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - SAR - 0623

Semi-Annual Report
JUNE 30, 2023
( Unaudited )

Table of Contents
A Message to Our Shareholders 1
Performance Chart and Analysis 7
Schedule of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Additional Information 21

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2023
Dear Fellow Shareholder,
Information technology companies led global market gains for the six-month period ended June 30, 2023. Initially, investors were drawn to IT stocks as a potential safe haven in the face of U.S. bank collapses; then tech stocks heated up on artificial intelligence (AI) advances and surging semiconductor sales. Mega cap tech stocks increased the disparity between growth and value performance year-to-date (through June 30, 2023), as evidenced by the MSCI World Growth Index (net) up
27.09% while the comparative MSCI World Value Index (net) gained 3.98%. In this environment, the Polaris Global Value
Fund (the “Fund”) gained 4.56%, ahead of the Value Index, for the six-month period, but lagged the MSCI World Index at
15.09%.
In addition to IT stocks, the Fund captured double-digit gains from the consumer discretionary and industrial sectors, followed by more modest absolute positive contributions from communication services, materials and consumer staples.
Defensive sectors, including health care, utilities and energy, declined most. The Fund’s overweight position in the hard-hit financial sector dragged on performance. At the country level, Japan was the top contributor on the back of Marubeni Corp.,
Honda Motor Co. Sony Group Corp. and Daicel Corp. Holdings in South Korea, Canada, Germany and Sweden added to performance. The Fund’s holdings in the United States, Ireland, Norway detracted.
*Inception-to-date (Inception 7/31/1989)
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Returns for more than one year are annualized. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.
For the most recent month end performance, please call (888) 263-5594. Short‐term performance is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. As stated in the current prospectus, the Fund’s total annual operating expense ratio is 1.23%. The Fund’s annual operating expense ratio has been reduced to 0.99%, effective as of January 1, 2014 through April 30, 2024, due to the Adviser’s contractual agreement to waive its fee and/or reimburse expenses to limit Total Annual Fund Operating Expenses. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% fee. Fund performance returns shown do not reflect this fee; if reflected, the returns would have been lower.
SIX-MONTH PERFORMANCE ANALYSIS:
As would be expected in a cyclical growth market, holdings in the IT sector dominated. South Korea’s SK Hynix and
Samsung Electronics benefited from a number of tailwinds: 1) new investment powering the AI infrastructure buildout, 2)
recovery in the semiconductor cycle and 3) market share leverage as competitor Micron was banned by Chinese government.
OpenText, the Canadian software company, gained on upbeat second quarter results; importantly, the merger integration of
Micro Focus did not impede OpenText’s organic growth goals.
2023 Annualized As of  June 30, 2023
YTD Q II Q I 1 Yr 3 Yrs 5 Yrs 10 Yrs 15 Yrs 20 Yrs ITD*
Polaris Global Value Fund 4.56% 1.70% 2.81% 10.78% 11.82% 4.21% 7.51% 6.98% 8.10% 8.83%
MSCI World Index, net dividends reinvested 15.09% 6.83% 7.73% 18.51% 12.18% 9.07% 9.50% 7.19% 8.37% 6.97%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2023
Among U.S. technology companies, MKS Instruments reported better than anticipated quarterly results with good revenues from electronics, packaging and specialty industrial divisions. MKS also announced progress in acquisition integration of
Atotech Ltd. Chip and electronic components distributor Arrow Electronics cited new high-margin customer and design wins. In a move well received by the market, Microsoft hosted an event on the future of AI, highlighting its multi-billion dollar bet on OpenAI, an AI-powered Bing search engine, Security Copilot cybersecurity AI and the integration of ChatGPT within the Copilot software.
The vast majority of consumer discretionary holdings had notable gains, led by double-digit returns from Kia Corp., Honda
Motor Co, Sony Group Corp. and LG Electronics. Japan’s Honda Motor Co. updated its operating profit guidance for the year on the back of expected higher sales volume and a strengthening supply chain. South Korea’s Kia Corp. announced strong May global sales, with SUV models leading the way. Both automakers raised their electric vehicle production targets as the EV market gains momentum. Sony Corp. introduced PlayStation VR2, which served as a launch platform for other popular games and networking services. LG Electronics Inc. announced steady first quarter 2023 earnings thanks to stabilized material costs and sales of home appliances.
Allison Transmission Holdings, Marubeni Corp., Vinci SA and SKF AB boosted industrial sector returns. Allison
Transmission was up after the Institute for Supply Management cited promising freight trends; this may bode well for
Allison’s order volume in the coming months. The company also released its ESG report, which highlighted its outstanding electric vehicle technology innovation and propulsions solutions. Marubeni continued to perform exceptionally well through the first half of the year, attributable to underlying business fundamentals, organic growth in key divisions, environmental initiatives, and a boost from Berkshire Hathaway’s investment. SKF AB, the Swedish bearing and seal manufacturer, reported strong quarterly earnings on impressive organic growth, product mix and volumes. The market’s concerns about industrial production activity were for naught, as SKF reported solid industrial and auto sector demand, specifically highlighting their ball bearing applications in the burgeoning EV marketplace.
In communication services, Publicis Groupe, Deutsche Telekom and Interpublic Group of Cos. each posted double-digit returns for the period. French advertising company Publicis released full-year earnings, highlighting 2022 organic growth backed by its productive Epsilon and Sapient divisions. Organic growth strategy within non-traditional marketing venues was supplemented by acquisitive growth, with Publicis purchasing Practia, one of Latin America’s leading tech and digital business transformation providers. Europe’s largest telecom group, Deutsche Telekom, reported strong 2022 earnings with total revenue increasing, free cash flow up 30% and healthy guidance for 2023. The company reported strong customer growth in Germany, while its T-Mobile division continued to usurp market share from AT&T and other U.S. providers.
Stock prices dropped at small U.S. banks such as Webster Financial, Colony Bankcorp Inc. and Dime Community. Much,
if not all, of the declines stemmed directly from the Signature/Silicon Valley Bank (SVB) failures and concerns about a broader banking crisis, which has not come to pass. Most U.S. banks are on solid footing, having shored up balance sheets and capital ratios after the Great Financial Crisis of 2008. SVB and Signature were outliers, heavily dependent on tech and cryptocurrency clients and overextended with long maturity bonds. Yet banks were punished in an industry-wide “crisis of confidence”. We believe the Fund’s bank holdings to be fundamentally sound, with diversified deposit franchises and liability mix, while many offer insured cash sweep products that alleviate FDIC insurance concerns.

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2023
Energy sector losses were attributable to NOV Inc. NOV is seeing very healthy demand and has a strong order book.
However, the main steel supplier for NOV’s drill pipe business experienced manufacturing issues. The need to limit shipments and source alternative materials impacted NOV’s profits in this division. The sole holding in utilities, NextEra
Energy Inc. declined without reason. The company reported solid first quarter 2023 earnings, beating analyst estimates for both revenue and earnings per share, while offering upbeat guidance. We can only surmise that the decline was due to profit taking.
The Fund’s health care holdings, Jazz Pharmaceutical, United Therapeutics and AbbVie Inc., faced generic competition threats. It has long been forecast that AbbVie will lose its monopoly on arthritis drug Humira as the first generic biosimilar hits the market in 2023. Investors sold down the name; however, AbbVie has an impressive aesthetics and drug pipeline generally performing in line with expectations. Jazz Pharmaceutical filed a lawsuit with the FDA challenging the approval of a generic oxybate drug for narcolepsy. Jazz claims its orphan drug exclusivity was violated by Avadel’s higher-sodium formulation, which does not demonstrate comparable safety. It is worth noting that Jazz’s low sodium alternative, Zywav, currently has no competition, mitigates co-morbidities related to high blood pressure, and is quickly gaining traction. United
Therapeutics was embroiled in a patent battle over its vasodilator for pulmonary arterial hypertension. ANI Pharmaceuticals,
Inc. is seeking to market a generic version of this vasodilator in the United States. Lastly, CVS Health Corp. completed two meaningful acquisitions in the past six months (Signify Health and Oak Street Health); although these look to be strategic assets, the market penalized CVS on the premiums paid.
During the reporting period, the Fund exited positions in Intel Corp., Babcock International and Hyundai Mobis, the latter of which was sold opportunistically following a strong stock price recovery. Sale proceeds were used to purchase five new investments, including Canadian Tire, one of the oldest and largest general merchandisers in Canada. Canadian Tire has a diversified business model, with ownership of their own real estate, credit card operations and other retail lines including
Sport Chek, Mark's and Helly Hansen. Teleperformance is a global leader in customer interaction management, serving thousands of customers in 170 markets. Following a major acquisition coupled with AI concerns, the stock traded at a steep discount, offering a prime opportunity to buy. We believe AI will be an efficiency enabler for Teleperformance’s business, not a disruptor. TotalEnergies adeptly navigates the transition from a traditional oil and gas company to an integrated energy company, comprising an upstream business that branches out into an LNG business with global reach and an enviable renewable energy portfolio. Tecnoglass is a U.S.-listed Colombian architectural glass supplier for commercial and residential construction primarily servicing the attractive Southeast market including Florida and Texas. The company has a sizeable cost advantage on labor and energy, resulting in significant market share gains and sector leading margins.
Following the recent banking crisis, some high-quality banks were trading at attractive valuations. We picked up Texas-
based bank, Cullen/Frost, which has had 29 straight years of dividend increases. Its conservative culture is evidenced by its low loan to deposit ratio and ample liquidity, positioning itself for further profitable growth as peers pull back on lending.

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2023
The following table shows the Fund’s asset allocation at June 30, 2023.
Table may not cross foot due to rounding.
INVESTMENT ENVIRONMENT AND STRATEGY:
Global markets were resilient throughout the first half of 2023 on decent corporate earnings, bank stability and seemingly tempered inflation. Speculation on slowing inflation may prove premature as June’s U.S. labor report cited more than
200,000 jobs added; the U.S. economy’s strength confounds the Federal Reserve’s drive to slow growth. Eurozone central banks face a similar predicament, as persistent inflation starts to wear down the consumer. Anecdotal evidence suggests curtailed spending on housing, discretionary items and even some consumer staples. Yet there are some surprisingly resilient consumer components, like auto sales. For every bright spot in the economy, there appears a counterbalance on both a sector and country basis. While a strong job market props up the U.S. economy, the backdrop in Europe is less promising.
Industrial/manufacturing output in the Eurozone stalled, as concerns arose about demand, interest rates, cost of living and the subsequent possibility of a deeper recession. Yet the Eurozone services sector was in solidly expansionary territory.
Asian economies will depend on India’s breakneck growth, while the rest of Asia (including China) faces post-pandemic headwinds on weakening external demand, especially for tech and consumer exports.
Regardless of country or sector, most companies are echoing the same sentiment: there are high-cost pressures (related to labor, supply and/or raw materials) not likely to go away in the near term. Stubbornly-high inflation may require future rate hikes, bursting the bubble of some hyped-up growth stocks. We expect a reversion to the mean, as a normalized environment and even playing field allow our value portfolio to perform as intended.
As always, we welcome your questions and comments.
MSCI
World
Index
Portfolio
Weight Energy Utilities Materials Industrials
Consumer
Discretionary
Consumer
Staples
Health
Care Financials
Info.
Tech.
Comm.
Services
Real
Estate Cash
N. America
72.6%
51.3% 3.8% 1.1% 3.4% 4.5% 5.1% 2.4% 8.9% 13.0% 7.9% 1.3% 0.0% 0.0%
Japan
6.1%
7.0% 0.0% 0.0% 0.8% 1.9% 2.8% 0.0% 0.0% 0.0% 0.0% 1.3% 0.2% 0.0%
Other Asia
3.1%
9.0% 0.0% 0.0% 0.0% 1.3% 2.2% 0.0% 0.0% 1.8% 2.8% 0.9% 0.0% 0.0%
Europe
16.0%
25.8% 1.1% 0.0% 4.5% 2.9% 4.2% 2.3% 2.4% 4.7% 0.0% 3.6% 0.0% 0.0%
Scandinavia
2.1%
5.6% 0.0% 0.0% 1.0% 1.8% 0.3% 0.0% 0.0% 2.5% 0.0% 0.0% 0.0% 0.0%
Africa & S.
America
0.0%
0.7% 0.0% 0.0% 0.5% 0.2% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0%
Cash
0.0%
0.5% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.5%
Portfolio Totals 100.0% 4.9% 1.1% 10.3% 12.7% 14.7% 4.7% 11.4% 22.0% 10.6% 7.0% 0.2% 0.5%
MSCI World Weight 4.6% 2.8% 4.1% 11.1% 11.1% 7.4% 12.8% 14.6% 22.2% 7.0% 2.3% 0.0%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2023
Sincerely,
Bernard R. Horn, Jr., Shareholder and Portfolio Manager
As of June 30, 2023, the Fund’s largest equity holdings and the percentages they represent in the Fund’s portfolio market value were as follows and are subject to change:
The Fund’s annual performance as compared to the benchmark has been as follows:
Historical Calendar Year Annual Returns (years ended December 31)
Percentage of
Issuer
Total Market
Value
Marubeni Corp. 1.9%
Arrow Electronics, Inc. 1.8%
Allison Transmission Holdings, Inc. 1.8%
Publicis Groupe SA 1.8%
Microsoft Corp. 1.7%
Percentage of
Issuer
Total Market
Value
Williams Cos., Inc. 1.6%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, Class R 1.6%
Horizon Therapeutics PLC 1.6%
Kia Corp. 1.5%
Linde PLC 1.5%
Polaris Global Value Fund MSCI World Index
2022 -12.01% -18.14%
2021 15.3 6% 21.82%
2020 6.6 8% 15.90%
2019 22.79% 27.67%
2018 -12.66% -8.71%
2017 20.61% 22.40%
2016 11.67% 7.51%
2015 1.55% -0.87%
2014 3.68% 4.94%
2013 36.94% 26.68%
2012 21.00% 15.83%
2011 -8.16% -5.54%
2010 20.64% 11.76%
2009 35.46% 29.99%
2008 -46.19% -40.71%
2007 -3.97% 9.04%
2006 24.57% 20.07%
Polaris Global Value Fund MSCI World Index
2005 10.52% 9.49%
2004 23.63% 14.72%
2003 47.06% 33.11%
2002 3.82% -19.89%
2001 2.21% -16.82%
2000 -5.82% -13.18%
1999 16.50% 24.94%
1998 -8.85% 24.34%
1997 34.55% 15.76%
1996 23.34% 13.48%
1995 31.82% 20.72%
1994 -2.78% 5.08%
1993 25.70% 22.50%
1992 9.78% -5.23%
1991 17.18% 18.28%
1990 -11.74% -17.02%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS
JUNE 30, 2023
IMPORTANT INFORMATION
The Fund invests in securities of foreign issuers, including issuers located in countries with emerging capital markets.
Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. Options trading involves risk and is not suitable for all investors. Fund performance includes reinvestment of dividends and capital gains. During the period, some of the Fund’s fees were waived or expenses reimbursed. In the absence of these waivers and reimbursements, performance figures would be lower.
On June 1, 1998, a limited partnership managed by the adviser reorganized into the Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the
Fund. The Fund’s performance for the periods before June 1, 1998 is that of the limited partnership and includes the expenses of the limited partnership. If the limited partnership’s performance had been readjusted to reflect the second year expenses of the Fund, the Fund’s performance for all the periods would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.
The MSCI World Index measures the performance of a diverse range of global stock markets in the United States, Canada,
Europe, Australia, New Zealand, Israel and the Far East. The MSCI World Index is unmanaged and does include the reinvestment of dividends, net of withholding taxes. The MSCI World Growth Index and MSCI World Value Index capture large- and mid-cap securities exhibiting overall growth and value style characteristics, respectively, across 23 developed market countries. One cannot invest directly in an index.
The views in this letter were those of the Fund manager as of June 30, 2023 and may not reflect the views of the manager after the publication date. These views are intended to assist shareholders of the Fund in understanding their investment and do not constitute investment advice.

Polaris Global Value Fund
PERFORMANCE CHART AND ANALYSIS
JUNE 30, 2023
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Polaris
Global Value Fund (the”Fund”) compared with the performance of the benchmark, MSCI World Index, over the past ten fiscal years. The MSCI World
Index captures large and mid cap representation across 23 developed markets countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Polaris Global Value Fund vs. MSCI World Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (888) 263-5594. As stated in the Fund’s prospectus, the annual operating expense ratio
(gross) is 1.23%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99%, through April 30, 2024 (the “Expense
Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. During the period, certain fees were waived and/
or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a
1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes.
Average Annual Total Returns
Periods Ended June 30, 2023 One Year Five Year Ten Year
Polaris Global Value Fund 10.78% 4.21% 7.51%
MSCI World Index 18.51% 9.07% 9.50%

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2023
8
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.3%
Canada - 7.5%
38,800 Canadian Tire Corp., Ltd., Class A $ 5,304,741
436,400 Lundin Mining Corp. 3,419,387
89,079 Magna International, Inc. 5,029,038
125,937 Methanex Corp. 5,203,843
141,600 Open Text Corp. 5,889,534
82,204 Toronto-Dominion Bank 5,095,128
29,941,671
Chile - 0.5%
115,000 Antofagasta PLC 2,133,789
China - 1.3%
3,632,000 Weichai Power Co., Ltd. 5,321,001
Colombia - 0.2%
13,700 Tecnoglass, Inc. 707,742
France - 7.4%
153,100 Cie Generale des Etablissements Michelin
SCA 4,520,719
54,107 IPSOS 3,008,168
88,976 Publicis Groupe SA 7,136,162
27,400 Teleperformance 4,587,984
77,200 TotalEnergies SE 4,426,847
49,853 Vinci SA 5,787,031
29,466,911
Germany - 4.5%
189,548 Deutsche Telekom AG 4,131,733
167,400 flatexDEGIRO AG
(a)
1,659,346
27,200 Hannover Rueck SE 5,768,434
16,600 Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen, Class R 6,223,945
17,783,458
Ireland - 2.5%
1,036,300 Greencore Group PLC
(a)
962,069
33,900 Jazz Pharmaceuticals PLC
(a)
4,202,583
141,352 Smurfit Kappa Group PLC 4,709,050
9,873,702
Italy - 0.3%
4,371,673 TREVI - Finanziaria Industriale SpA
(a)
1,357,171
Japan - 7.0%
367,000 Daicel Corp. 3,270,813
7,300 Daito Trust Construction Co., Ltd. 737,867
186,500 Honda Motor Co., Ltd. 5,610,704
166,400 KDDI Corp. 5,131,709
454,500 Marubeni Corp. 7,685,505
62,500 Sony Group Corp. 5,615,666
28,052,264
Shares Security Description Value
Netherlands - 1.3%
153,000 Koninklijke Ahold Delhaize NV $ 5,218,971
Norway - 3.6%
244,996 DNB Bank ASA 4,581,007
329,537 SpareBank 1 SR-Bank ASA 3,994,258
158,654 Sparebanken Vest 1,522,449
116,600 Yara International ASA 4,117,109
14,214,823
Puerto Rico - 1.0%
69,600 Popular, Inc. 4,212,192
Russia - 0.0%
3,148,600 Alrosa PJSC
(a)(b)
352
Singapore - 1.2%
225,050 United Overseas Bank, Ltd. 4,659,420
South Korea - 6.5%
91,400 Kia Corp. 6,138,884
28,400 LG Electronics, Inc. 2,730,831
427,515 LG Uplus Corp. 3,481,377
104,584 Samsung Electronics Co., Ltd. 5,730,630
97,000 Shinhan Financial Group Co., Ltd. 2,502,941
61,400 SK Hynix, Inc. 5,368,102
25,952,765
Sweden - 2.1%
119,300 Duni AB, Class A 1,172,498
100,203 Loomis AB 2,922,841
240,300 SKF AB, Class B 4,179,770
8,275,109
Switzerland - 2.6%
26,144 Chubb, Ltd. 5,034,289
54,200 Novartis AG 5,449,975
10,484,264
United Kingdom - 7.1%
348,500 Amcor PLC 3,478,030
147,425 Bellway PLC 3,722,125
280,172 Inchcape PLC 2,766,487
15,513 Linde PLC 5,911,694
251,079 Mondi PLC 3,823,253
59,028 Next PLC 5,172,621
171,300 Nomad Foods, Ltd.
(a)
3,001,176
495,667 Taylor Wimpey PLC 646,808
28,522,194
United States - 42.7%
40,551 AbbVie, Inc. 5,463,436
128,900 Allison Transmission Holdings, Inc. 7,277,694
51,200 Arrow Electronics, Inc.
(a)
7,333,376
110,500 Avnet, Inc. 5,574,725
76,400 Berry Global Group, Inc. 4,915,576

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2023
9
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
United States - 42.7% (continued)
103,900 Brookline Bancorp, Inc. $ 908,086
14,200 Cambridge Bancorp 771,202
45,800 Capital One Financial Corp. 5,009,146
54,351 Carter's, Inc. 3,945,883
219,774 Colony Bankcorp, Inc. 2,070,271
48,176 Crocs, Inc.
(a)
5,416,909
24,700 Cullen/Frost Bankers, Inc. 2,655,991
55,600 CVS Health Corp. 3,843,628
62,335 Dime Community Bancshares, Inc. 1,098,966
11,100 Elevance Health, Inc. 4,931,619
22,767 General Dynamics Corp. 4,898,320
68,100 Gilead Sciences, Inc. 5,248,467
60,400 Horizon Therapeutics PLC
(a)
6,212,140
49,800 Ingredion, Inc. 5,276,310
108,963 International Bancshares Corp. 4,816,165
33,400 JPMorgan Chase & Co. 4,857,696
25,800 M&T Bank Corp. 3,193,008
42,982 Marathon Petroleum Corp. 5,011,701
19,400 Microsoft Corp. 6,606,476
54,600 MKS Instruments, Inc. 5,902,260
57,176 NextEra Energy, Inc. 4,242,459
52,500 Northern Trust Corp. 3,892,350
227,722 NOV, Inc. 3,652,661
46,600 Premier Financial Corp. 746,532
55,429 Sally Beauty Holdings, Inc.
(a)
684,548
52,100 Science Applications International Corp. 5,860,208
271,500 SLM Corp. 4,430,880
107,200 The Carlyle Group, Inc. 3,425,040
135,000 The Interpublic Group of Cos., Inc. 5,208,300
81,200 Tyson Foods, Inc., Class A 4,144,448
19,300 United Therapeutics Corp.
(a)
4,260,475
11,668 UnitedHealth Group, Inc. 5,608,108
120,438 Webster Financial Corp. 4,546,534
192,500 Williams Cos., Inc. 6,281,275
170,222,869
Total Common Stock (Cost $322,642,655) 396,400,668
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI - Finanziaria
Industriale SpA
(a)
(Cost $1,001,312) $ 1.30 05/05/25 14,225
Shares Security Description Value
Money Market Fund - 0.5%
1,942,336 Northern Institutional Treasury
Portfolio Premier Shares, 4.96%
(c)
(Cost $1,942,336) $ 1,942,336
Contracts
Security
Description Strike Price
Exp.
Date
Notional
Contract
Value Value
Purchased Options - 0.0%
Call Options Purchased - 0.0%
555 CBOE VIX
Index $ 14.00 07/23 $ 777,000 81,030
Total Purchased Options (Premiums Paid $497,574) 81,030
Investments, at value - 99.8% (Cost $326,083,877) $ 398,438,259
Other Assets & Liabilities, Net - 0.2% 601,453
Net Assets - 100.0% $ 399,039,712
PJSC Public Joint Stock Company
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $352 or 0.0% of net assets.
(c) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of June 30, 2023.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
JUNE 30, 2023
10
See Notes to Financial Statements.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Canada $ 29,941,671 $ – $ – $ 29,941,671
Chile 2,133,789 – – 2,133,789
China 5,321,001 – – 5,321,001
Colombia 707,742 – – 707,742
France 29,466,911 – – 29,466,911
Germany 17,783,458 – – 17,783,458
Ireland 9,873,702 – – 9,873,702
Italy 1,357,171 – – 1,357,171
Japan 28,052,264 – – 28,052,264
Netherlands 5,218,971 – – 5,218,971
Norway 14,214,823 – – 14,214,823
Puerto Rico 4,212,192 – – 4,212,192
Russia – – 352 352
Singapore 4,659,420 – – 4,659,420
South Korea 25,952,765 – – 25,952,765
Sweden 8,275,109 – – 8,275,109
Switzerland 10,484,264 – – 10,484,264
United Kingdom 28,522,194 – – 28,522,194
United States 170,222,869 – – 170,222,869
Warrants 14,225 – – 14,225
Money Market Fund 1,942,336 – – 1,942,336
Purchased Options 81,030 – – 81,030
Investments at Value $ 398,437,907 $ – $ 352 $ 398,438,259
Common Stock
Balance as of 12/31/22 $ 427
Change in Unrealized Appreciation/(Depreciation) (75)
Balance as of 6/30/23
$ 352
Net change in unrealized depreciation from
investments held as of 6/30/23 $ (75)
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 7.0%
Consumer Discretionary 14.7%
Consumer Staples 4.7%
Energy 4.9%
Financials 22.0%
Health Care 11.3%
Industrials 12.7%
Information Technology 10.6%
Materials 10.3%
Real Estate 0.2%
Utilities 1.1%
Warrants 0.0%
Money Market Fund 0.5%
Purchased Options 0.0%
100.0%

Polaris Global Value Fund
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2023
See Notes to Financial Statements.
* Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $326,083,877) $ 398,438,259
Receivables:
Fund shares sold 7,877
Dividends 1,039,367
Prepaid expenses 29,026
Total Assets
399,514,529
LIABILITIES
Payables:
Fund shares redeemed 107,908
Accrued Liabilities:
Investment adviser fees 254,822
Trustees’ fees and expenses 221
Fund services fees 38,376
Other expenses 73,490
Total Liabilities
474,817
NET ASSETS
$ 399,039,712
COMPONENTS OF NET ASSETS
Paid-in capital $ 327,746,211
Distributable Earnings 71,293,501
NET ASSETS
$ 399,039,712
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 13,915,260
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 28.68

Polaris Global Value Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2023
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $675,945) $ 6,415,292
Interest income 252
Total Investment Income
6,415,544
EXPENSES
Investment adviser fees 1,980,755
Fund services fees 255,832
Custodian fees 37,215
Registration fees 13,076
Professional fees 31,191
Trustees' fees and expenses 6,735
Other expenses 102,312
Total Expenses 2,427,116
Fees waived
(466,167)
Net Expenses
1,960,949
NET INVESTMENT INCOME
4,454,595
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
4,913,030
Foreign currency transactions
(45,461)
Net realized gain
4,867,569
Net change in unrealized appreciation (depreciation) on:
Investments
8,877,542
Foreign currency translations
7,885
Purchased options
(416,544)
Net change in unrealized appreciation (depreciation)
8,468,883
NET REALIZED AND UNREALIZED GAIN
13,336,452
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 17,791,047

Polaris Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Six Months
Ended
June 30, 2023
For the Year
Ended
December 31, 2022
OPERATIONS
Net investment income $ 4,454,595 $ 7,245,036
Net realized gain (loss) 4,867,569 (9,294,904)
Net change in unrealized appreciation (depreciation) 8,468,883 (57,417,474)
Increase (Decrease) in Net Assets Resulting from Operations
17,791,047 (59,467,342)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (13,386,981)
CAPITAL SHARE TRANSACTIONS
Sale of shares 4,475,312 32,157,816
Reinvestment of distributions – 12,567,826
Redemption of shares
(15,299,840) (72,602,443)
Redemption fees
3,126 6,186
Decrease in Net Assets from Capital Share Transactions
(10,821,402) (27,870,615)
Increase (Decrease) in Net Assets
6,969,645 (100,724,938)
NET ASSETS
Beginning of Period
392,070,067 492,795,005
End of Period
$ 399,039,712 $ 392,070,067
SHARE TRANSACTIONS
Sale of shares 159,886 1,114,016
Reinvestment of distributions – 450,865
Redemption of shares
(543,289) (2,540,996)
Decrease in Shares
(383,403) (976,115)

Polaris Global Value Fund
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
June 30, 2023
For the Years Ended December 31,
2022 2021 2020 2019 2018
NET ASSET VALUE, Beginning of Period
$ 27.42 $ 32.26 $ 29.12 $ 27.72 $ 23.41 $ 27.71
INVESTMENT OPERATIONS
Net investment income (a) 0.32 0.50 0.48 0.32 0.62 0.47
Net realized and unrealized gain (loss)
0.94 (4.37) 3.97 1.53 4.72 (3.97)
Total from Investment Operations
1.26 (3.87) 4.45 1.85 5.34 (3.50)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.43) (0.50) (0.34) (0.68) (0.77)
Net realized gain
– (0.54) (0.81) (0.11) (0.35) (0.03)
Total Distributions to Shareholders
– (0.97) (1.31) (0.45) (1.03) (0.80)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 28.68 $ 27.42 $ 32.26 $ 29.12 $ 27.72 $ 23.41
TOTAL RETURN
4.56%(c) (12.01)% 15.36% 6.68% 22.79% (12.66)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 399,040 $ 392,070 $ 492,795 $ 450,739 $ 468,882 $ 422,161
Ratios to Average Net Assets:
Net investment income 2.25%(d) 1.74% 1.47% 1.34% 2.35% 1.74%
Net expenses 0.99%(d) 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (e) 1.23%(d) 1.23% 1.21% 1.24% 1.23% 1.23%
PORTFOLIO TURNOVER RATE 6%(c) 19% 19% 57% 10% 22%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
Note 1. Organization
The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the
Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2023, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of June 30, 2023, if any, are disclosed in the Fund’s Schedule of Investments.
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
The values of each individual purchased option outstanding as of June 30, 2023, are disclosed in the Fund’s Schedule of
Investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest penalties. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the
Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit annual operating expenses to
0.99% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses), through April 30, 2024. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. Other Waivers are not eligible for recoupment. For the period ended June 30,
2023, fees waived were as follows:
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2023, were $28,218,126 and $22,911,071, respectively.
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased and written options for the period ended June
30, 2023, for any derivative type that was held during the period is as follows:
The Fund’s use of derivatives during the period ended June 30, 2023, was limited to purchased options.
Investment Adviser Fees Waived Other Waivers Total Fees Waived
$ 440,017 $ 26,150 $ 466,167
Purchased Options $ 497,574

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2023
Realized and unrealized gains and losses on derivative contracts during the period ended June 30, 2023, by the Fund are recorded in the following locations on the Statement of Operations:
Note 7. Federal Income Tax
As of June 30, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of December 31, 2022, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to wash sales and return of capital on equity securities.
As of December 31, 2022, the Fund had $2,210,298 of available long-term capital loss carryforwards and $8,159,186 of available short-term capital loss carryforwards that have no expiration date.
Note 8. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, which amends Fair
Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
(“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted.
Management is currently evaluating the impact of these amendments on the financial statements.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Location: Equity Contracts
Net change in unrealized appreciation (depreciation) on:
Purchased options $ (416,544)
Total net change in unrealized appreciation (depreciation) $ (416,544)
Gross Unrealized Appreciation $ 102,656,264
Gross Unrealized Depreciation (30,301,882)
Net Unrealized Appreciation $ 72,354,382
Undistributed Ordinary Income
$ 62,720
Capital and Other Losses
(10,369,484)
Unrealized Appreciation
63,809,218
Total
$ 53,502,454

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2023
Investment Advisory Agreement Approval
At the March 17, 2023 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the
Board received an oral presentation from the Adviser, and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the
Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale;
and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the
Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser with principal responsibility for the Fund’s investments as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the firm has the operational capability and necessary staffing and experience to continue providing high-quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory
Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the performance of the Fund compared to its primary benchmark index, the MSCI World Index. The Board observed that the
Fund outperformed the MSCI World Index for the one-year period ended December 31, 2022, and underperformed the primary benchmark index for each of the three-, five- and 10-year periods ended December 31, 2022, and for the period since the Fund’s inception on July 31, 1989. The Board noted the Adviser’s representation that the Fund’s longer-term

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2023
underperformance relative to the primary benchmark could be attributed, in part, to the Fund’s underweight exposure to a strong performing energy sector, as well as underweight exposure to the United States, whose markets have outperformed most global markets during most of the periods under review.
The Board also considered the Fund’s performance relative to an independent peer group identified by Strategic Insight,
Inc. (“Strategic Insight Peers”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Strategic Insight, the Fund underperformed the average of its Strategic Insight Peers for the one-, three-, and five-year periods ended December 31, 2022 and outperformed the average of its Strategic Insight Peers for the ten-year period ended December 31, 2022. The Board noted the Adviser’s representation that the Fund’s recent underperformance relative to the Strategic Insight Peers could be attributed, at least in part, to the Fund’s underweight exposure to the U.S. markets during certain periods when U.S. markets flourished.
In consideration of the Adviser’s investment strategy and the foregoing performance information, among other considerations, the Board determined that the Fund could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Strategic Insight Peer group. The Board noted that, although the Adviser’s net advisory fee rate was higher than the median of the Strategic Insight Peer group, the Fund’s net total expense ratio was the lowest of the Strategic Insight Peer group. The Board also noted the Adviser’s representation that the advisory fee rate charged to the Fund was consistent with the fee rates charged by the Adviser in connection with its management of other pooled investment vehicles and separate accounts with investment objectives similar to the Fund. The Board further noted that the Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund’s expenses at levels believed by the Adviser to be attractive to investors. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s net advisory fee rate charged to the Fund was reasonable.
Costs of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund as well as the Adviser’s discussion of costs and profitability of its Fund activities. The Board noted the Adviser’s representation that the Adviser does not maintain separately identifiable profit and loss data specific to the Fund but that the Adviser believed that its profitability was reasonable, including relative to the Adviser’s other clients, and that it incurs additional expenses for regulatory and compliance obligations for its Fund activities compared to the expenses attributable to the Adviser’s other management activities. In addition, the Board noted the contractual expense cap in place for the Fund and the Adviser’s reimbursements. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund were reasonable.

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2023
Economies of Scale
The Board considered whether the Fund could benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, net expense ratio, and the fees of comparable advisers, recognizing that an analysis of economies of scale is most relevant when a fund has achieved a substantial size and has growing assets and that, if a fund’s assets are stable or decreasing, the significance of economies of scale may be reduced. The Board reviewed relevant materials and discussed whether the use of breakpoints would be appropriate at this time. Noting the significant decrease in asset levels in the Fund over the past year and the existence of the Adviser’s ongoing expense limitation arrangements, the Board concluded that the advisory fee remained reasonable in light of the current information provided to the Trustees with respect to economies of scale.
Other Benefits
The Board considered the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund, a series of Forum Funds. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of
Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Fund as of and for the fiscal years ended December 31, 2021 and
December 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through March 9, 2023, (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2023
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of this letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board also recommended and approved the appointment of Cohen as the
Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2023.
During the fiscal years ended December 31, 2021 and December 31, 2022, and during the subsequent interim period through
March 17, 2023, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the of Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either, (i) the subject of a “disagreement,”
as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item
304(a)(1)(v) of Regulation S-K.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at
www.polarisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at www.polarisfunds.com, and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
January 1, 2023 through June 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Polaris Global Value Fund
ADDITIONAL INFORMATION
JUNE 30, 2023
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees were included, your costs would have been higher.
Beginning
Account Value
January 1, 2023
Ending
Account Value
June 30, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,045.59 $ 5.02 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.89 $ 4.96 0.99%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

Semi-Annual
Report
JUNE 30, 2023
(Unaudited)
INVESTMENT ADVISER
Polaris Capital Management, LLC
121 High Street
Boston, MA 02110-2475
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
This report is submitted for the general information
of the shareholders of the Fund. It is not authorized
for distribution to prospective investors unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund’s
risks, objectives, fees and expenses, experience of its
management and other information.
225-SAR-0623

BEEHX
Semi-Annual Report
June 30, 2023 (Unaudited)

Table of Contents
The views expressed in this report are those of the investment advisor of The BeeHive Fund (the “Fund”) as of June 30, 2023,
and may not reflect its views on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. The Fund is subject to various forms of risk, including the possible loss of principal. Investing in foreign securities entails risks not associated with domestic equities, including economic and political instability and currency fluctuations. Investing in fixed income securities includes the risk that rising interest rates will cause a decline in values. Focused investments in particular industries or market sectors can entail increased volatility and greater market risk than is the case with more broadly diversified investments.
Investments in securities of small and mid-capitalization companies involve the possibility of greater volatility than investments in larger capitalization companies. Investments in American Depositary Receipts involve many of the same risks as investing in foreign securities.
A Message to Our Shareholders 1
Schedule of Investments 5
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Additional Information 14

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2023
1

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2023
2

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2023
3

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS
June 30, 2023
4

The BeeHive Fund
SCHEDULE OF INVESTMENTS
June 30, 2023
5
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund and U.S. Treasury Securities.
Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 87.3%
Communication Services - 12.0%
49,235 Alphabet, Inc., Class A
(a)
$ 5,893,430
45,020 Alphabet, Inc., Class C
(a)
5,446,069
98,520 Comcast Corp., Class A 4,093,506
23,184 Take-Two Interactive Software, Inc.
(a)
3,411,757
18,844,762
Consumer Discretionary - 3.6%
13,518 Aptiv PLC
(a)
1,380,052
56,513 Restaurant Brands International, Inc. 4,380,888
5,760,940
Consumer Staples - 7.6%
81,940 Mondelez International, Inc., Class A 5,976,704
49,750 Nestle SA, ADR 5,987,412
11,964,116
Financials - 19.9%
15,320 Aon PLC, Class A 5,288,464
11,720 Berkshire Hathaway, Inc., Class B
(a)
3,996,520
28,802 Chubb, Ltd. 5,546,113
55,653 Fidelity National Information Services, Inc. 3,044,219
30,613 Fiserv, Inc.
(a)
3,861,830
42,950 Intercontinental Exchange, Inc. 4,856,786
31,610 JPMorgan Chase & Co. 4,597,359
31,191,291
Health Care - 9.9%
15,000 Danaher Corp. 3,600,000
10,352 Elevance Health, Inc. 4,599,290
14,100 Thermo Fisher Scientific, Inc. 7,356,675
15,555,965
Information Technology - 25.5%
8,204 Adobe, Inc.
(a)
4,011,674
8,500 Analog Devices, Inc. 1,655,885
46,920 Apple, Inc. 9,101,073
7,613 Autodesk, Inc.
(a)
1,557,696
48,576 Microsoft Corp. 16,542,071
59,860 Oracle Corp. 7,128,727
39,997,126
Materials - 6.6%
61,030 Berry Global Group, Inc. 3,926,671
37,223 Crown Holdings, Inc. 3,233,562
22,217 Franco-Nevada Corp. 3,168,144
10,328,377
Real Estate - 2.2%
28,530 Prologis, Inc. REIT 3,498,634
Total Common Stock (Cost $54,913,150) 137,141,211
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 9.4%
U.S. Treasury Securities - 9.4%
$ 15,000,000 U.S. Treasury
Bill
(b)
(Cost
$14,706,828) 5.23%  11/16/23 14,706,750
Shares Security Description Value
Money Market Fund - 3.2%
5,019,970 First American Treasury Obligations Fund,
Class X, 5.04%
(c)
(Cost $5,019,970) $ 5,019,970
Investments, at value - 99.9% (Cost $74,639,948) $ 156,867,931
Other Assets & Liabilities, Net - 0.1% 103,343
Net Assets - 100.0% $ 156,971,274
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Zero coupon bond. Interest rate presented is yield to maturity.
(c)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 137,141,211
Level 2 - Other Significant Observable Inputs 19,726,720
Level 3 - Significant Unobservable Inputs –
Total $ 156,867,931
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 12.0%
Consumer Discretionary 3.7%
Consumer Staples 7.6%
Financials 19.9%
Health Care 9.9%
Information Technology 25.5%
Materials 6.6%
Real Estate 2.2%
U.S. Government & Agency Obligations 9.4%
Money Market Fund 3.2%
100.0%

The BeeHive Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2023
6
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $74,639,948) $ 156,867,931
Receivables:
Fund shares sold 100,000
Dividends 137,267
Prepaid expenses 9,409
Total Assets
157,114,607
LIABILITIES
Accrued Liabilities:
Investment advisor fees 93,994
Fund services fees 19,198
Other expenses 30,141
Total Liabilities
143,333
NET ASSETS
$ 156,971,274
COMPONENTS OF NET ASSETS
Paid-in capital $ 70,736,169
Distributable Earnings 86,235,105
NET ASSETS
$ 156,971,274
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,767,936
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 20.21

The BeeHive Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED June 30, 2023
7
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $68,698) $ 940,868
Interest income 264,361
Total Investment Income
1,205,229
EXPENSES
Investment advisor fees 542,707
Fund services fees 107,461
Custodian fees 7,633
Registration fees 4,094
Professional fees 24,687
Trustees' fees and expenses 4,086
Other expenses 24,737
Total Expenses 715,405
Fees waived and expenses reimbursed
(3,191)
Net Expenses
712,214
NET INVESTMENT INCOME
493,015
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 3,773,174
Net change in unrealized appreciation (depreciation) on investments
16,651,498
NET REALIZED AND UNREALIZED GAIN
20,424,672
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 20,917,687

The BeeHive Fund
STATEMENTS OF CHANGES IN NET ASSETS
8
See Notes to Financial Statements.
For the Six
Months
Ended
June 30, 2023
For the Year
Ended
December 31, 2022
OPERATIONS
Net investment income $ 493,015 $ 178,054
Net realized gain 3,773,174 2,894,304
Net change in unrealized appreciation (depreciation) 16,651,498 (35,850,629)
Increase (Decrease) in Net Assets Resulting from Operations
20,917,687 (32,778,271)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (2,894,843)
CAPITAL SHARE TRANSACTIONS
Sale of shares 758,101 1,643,851
Reinvestment of distributions – 2,532,217
Redemption of shares
(756,758) (8,045,891)
Increase (Decrease) in Net Assets from Capital Share Transactions
1,343 (3,869,823)
Increase (Decrease) in Net Assets
20,919,030 (39,542,937)
NET ASSETS
Beginning of Period
136,052,244 175,595,181
End of Period
$ 156,971,274 $ 136,052,244
SHARE TRANSACTIONS
Sale of shares 40,457 83,365
Reinvestment of distributions – 140,053
Redemption of shares
(40,085) (403,858)
Increase (Decrease) in Shares
372 (180,440)

The BeeHive Fund
FINANCIAL HIGHLIGHTS
9
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
June 30, 2023
For the Years Ended December 31,
2022 2021 2020 2019 2018
NET ASSET VALUE, Beginning of Period
$ 17.52 $ 22.09 $ 19.32 $ 17.00 $ 13.10 $ 15.23
INVESTMENT OPERATIONS
Net investment income (a) 0.06 0.02 0.02 0.04 0.24 0.13
Net realized and unrealized gain (loss)
2.63 (4.21) 3.97 2.61 4.50 (1.79)
Total from Investment Operations
2.69 (4.19) 3.99 2.65 4.74 (1.66)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.02) (0.02) (0.04) (0.24) (0.13)
Net realized gain
– (0.36) (1.20) (0.29) (0.60) (0.34)
Total Distributions to Shareholders
– (0.38) (1.22) (0.33) (0.84) (0.47)
NET ASSET VALUE, End of Period
$ 20.21 $ 17.52 $ 22.09 $ 19.32 $ 17.00 $ 13.10
TOTAL RETURN
15.35%(b) (19.02)% 20.79% 15.59% 36.28% (10.98)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 156,971 $ 136,052 $ 175,595 $ 149,688 $ 134,415 $ 105,406
Ratios to Average Net Assets: (c)
Net investment income 0.68%(d) 0.12% 0.08% 0.23% 1.49% 0.84%
Net expenses 0.98%(d) 0.98% 0.97%(e) 0.98% 0.98% 0.99%
Gross expenses 0.99%(d)(f) 0.98% 0.97% 0.99%(f) 0.98%(f) 0.99%(f)
PORTFOLIO TURNOVER RATE 6%(b) 14% 14% 22% 10% 10%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(d) Annualized.
(e) Ratio includes waivers and previously waived investment advisory fees recovered.  The impact of the recovered fees may cause a higher net expense ratio.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
10
Note 1. Organization
The BeeHive Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on September 2, 2008. The Fund seeks capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Advisor, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Advisor is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Advisor’s fair value determinations. The Advisor is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Advisor convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Advisor’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Advisor provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Advisor performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
11
limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of June 30, 2023, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the period, the Fund did not incur any interest penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparties to the contracts. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Advisor – Spears Abacus Advisors LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex
Fund Services) (“Apex”) or their affiliates. The Fund has adopted a distribution plan in accordance with Rule 12b-1 of the Act. The

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
12
Fund may pay the Distributor and/or any other entity as authorized by the Board a fee up to 0.25% of the Fund’s average daily net assets. The Fund has suspended payments under its Rule 12b-1 plan until further notice and has not paid any distribution fees to date. The Fund may remove the suspension and make payments under the Rule 12b-1 plan at any time, subject to Board approval.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit Committee
Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99% of the Fund’s average daily net assets through April 30, 2024 (the “Expense Cap”).
The Advisor may recoup from the Fund fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if the recoupment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (i.e., after the recoupment has been taken into account) to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/
reimbursed. As of June 30, 2023 , $ 3,191 is subject to recapture by the Advisor. Refer to the Statement of Operations to see what was recouped during the period.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended June 30, 2023 totaled $7,681,605 and $11,043,472, respectively.
Note 6. Federal Income Tax
As of June 30, 2023, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes, and the components of net unrealized appreciation were as follows:
As of December 31, 2022 , distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to post-October losses and wash sales.
Gross Unrealized Appreciation $ 82,271,093
Gross Unrealized Depreciation (43,110)
Net Unrealized Appreciation $ 82,227,983
Undistributed Ordinary Income
$ 1,933
Capital and Other Losses
(241,021)
Unrealized Appreciation
65,556,506
Total
$ 65,317,418

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2023
13
For tax purposes, the prior year post-October loss was $ 241,021 (realized during the period November 1, 2022 through December
31, 2022 ). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, January 1, 2023.
Note 7. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, which amends Fair Value
Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-
03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after
December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.

The BeeHive Fund
ADDITIONAL INFORMATION
June 30, 2023
14
Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund, a series of
Forum Funds. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company,
Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Fund as of and for the fiscal years ended December 31, 2022 and December
31, 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended December 31, 2022 and December 31, 2021, and during the subsequent interim period through March 9, 2023, (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v)
of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of this letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending December 31, 2023.
During the fiscal years ended December 31, 2022 and December 31, 2021, and during the subsequent interim period through March
17, 2023, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the of Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either, (i) the subject of a “disagreement,” as defined in Item 304(a)(1)
(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (866) 684-4915 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (866) 684-4915 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January
1, 2023 through June 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

The BeeHive Fund
ADDITIONAL INFORMATION
June 30, 2023
15
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
January 1, 2023
Ending
Account Value
June 30, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,153.55 $ 5.23 0.98%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.93 $ 4.91 0.98%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

THE BEEHIVE FUND
P.O Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)
The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, Maine 04101
www.foreside.com
237-SAR-0623

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.
(a)(3)  Not applicable.
(a)(4) Change in Independent Registered Public Accounting Firm (Exhibit filed herewith).

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 29, 2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 29, 2023